Reinsurance - Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	$ 37,724	$ 39,244
Allowance for credit losses	(18)	(21)
Reinsurance Recoverables	37,706	39,223
Prudential Financial, Inc.
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	14,383	14,313
Massachusetts Mutual Life Insurance Company
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	5,967	6,672
Commonwealth
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	6,531	7,243
TR Re
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	9,468	9,613
Other reinsurers
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross reinsurance recoverables	$ 1,375	$ 1,403